NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS (TABLES)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
The following notes payable were direct corporate obligations of the Company as of December 31, 2011 and 2010 (dollars in millions):

	2011	2010
7.0% Debentures	$293.0	$293.0
Senior Secured Credit Agreement	255.2	375.0
9.0% Senior Secured Notes due January 2018 (the “9.0% Senior Secured Notes”)	275.0	275.0
Senior Health Note due November 12, 2013 (the “Senior Health Note”)	50.0	75.0
Unamortized discount on 7.0% Debentures	(12.9)	(14.8)
Unamortized discount on Senior Secured Credit Agreement	(2.4)	(4.7)
Direct corporate obligations	$857.9	$998.5

Schedule of Maturities of Long-term Debt [Table Text Block]

The scheduled repayment of our direct corporate obligations was as follows at December 31, 2011 (dollars in millions):

Year ending December 31,
2012	$45.0
2013	80.0
2014	75.0
2015	85.0
2016	313.2
Thereafter	275.0
$873.2